Operating costs (Tables)	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Disclosure of information about operating costs
3. Operating costs

	2023 £ million	2022 £ million	2021 £ million
Excise duties	6,402	6,996	6,420
Cost of sales	6,899	5,973	5,038
Marketing	3,051	2,721	2,163
Other operating items	2,531	2,349	1,801
	18,883	18,039	15,422
Comprising:
Excise duties
India	1,625	2,182	2,127
Great Britain	1,095	1,172	1,018
United States	687	614	589
Other	2,995	3,028	2,686
Increase in inventories	(513)	(909)	(293)
Raw materials and consumables	4,328	4,017	3,126
Marketing	3,051	2,721	2,163
Other external charges	2,747	2,597	1,978
Staff costs	1,830	1,795	1,586
Depreciation, amortisation and impairment	1,066	828	447
Gains on disposal of properties	(4)	(2)	(1)
Net foreign exchange losses	10	10	22
Other operating income	(34)	(14)	(26)
	18,883	18,039	15,422

Schedule of auditor fees
Other external charges include the fees of the principal auditors of the group, PricewaterhouseCoopers LLP and its affiliates (PwC) and are analysed below.

	2023 £ million	2022 £ million	2021 £ million
Audit of these financial statements	5.2	4.2	3.8
Audit of financial statements of subsidiaries	5.7	6.1	4.4
Audit related assurance services(1)	2.7	2.5	2.6
Total audit fees (Audit fees)	13.6	12.8	10.8
Other assurance services (Audit related fees)(2)	1.2	0.7	0.8
	14.8	13.5	11.6
(1)    Audit related assurance services are in respect of reporting under section 404 of the US Sarbanes-Oxley Act and the review of the interim financial information.
(2)    Other assurance services comprise the aggregate fees for assurance and related services that are not reported under ‘total audit fees’.
(i)     Disclosure requirements for auditors fees in the United States are different from those required in the United Kingdom. The terminology by category required in the United States is disclosed in brackets in the above table.

Schedule of additional information
(c) Staff costs and average number of employees

	2023 £ million	2022 £ million	2021 £ million
Aggregate remuneration
Wages and salaries	1,548	1,557	1,336
Share-based incentive plans	48	59	50
Employer’s social security	115	107	83
Employer’s pension
Defined benefit plans	67	36	82
Defined contribution plans	44	33	25
Other post employment plans	8	3	10
	1,830	1,795	1,586

The average number of employees on a full-time equivalent basis (excluding employees of associates and joint ventures) was as follows:

	2023	2022	2021
North America	2,884	2,811	2,562
Europe	2,789	3,014	3,237
Asia Pacific	6,856	6,500	6,474
Latin America and Caribbean	1,495	1,500	1,505
Africa	3,526	4,061	4,016
SC&P	6,934	5,025	5,085
Corporate and other	5,753	5,076	4,687
	30,237	27,987	27,566

Schedule of exceptional operating items
Included in the table above are exceptional operating items as follows:

	2023 £ million	2022 £ million	2021 £ million
Depreciation, amortisation and impairment
Brand and goodwill impairment	498	336	—
Tangible asset impairment and accelerated depreciation	72	—	—
Staff costs	10	—	5
Other external charges	60	52	13
Other operating income	(18)	—	(3)
Total exceptional operating items (note 4)	622	388	15
Cost of sales	67	—	—
Other operating expenses	555	388	15